Document And Entity Information	8 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pltyf
Entity Common Stock, Shares Outstanding	14,292,228
Document Type	F-1
Amendment Flag	true
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	The purpose of this Amendment No. 3 to the Company's Registration Statement on Form F-1 is, among other things, to provide condensed parent-only financial statements of the Company as required by Regulation S-X.

CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Cash and cash equivalents	309,862	199,818	219,757
Trade receivables, net of allowances for doubtful accounts of HK$nil, HK$nil and HK$nil as of April 30, 2011 and 2012, and December 31, 2012 respectively	257,299	282,869	270,763
Inventories (note 3)	97,467	128,387	117,733
Deposits, prepayment and other receivables (note 4)	35,471	20,514	8,357
Total current assets	700,099	631,588	616,610
Property, plant and equipment, net (note 5)	440,383	524,137	551,079
Prepaid lease payments, net (note 6)	23,719	24,753	26,237
Other assets	14,503	12,813	8,001
Intangible assets	438	438	0
Total assets	1,179,142	1,193,729	1,201,927
LIABILITIES AND SHAREHOLDERS' EQUITY
Bank borrowings (note 7)	96,892	156,866	169,710
Capital lease obligations (note 8)	0	303	5,311
Trade payables	151,436	121,964	127,987
Other payables and accruals (note 9)	115,715	115,109	80,811
Tax payable	25,225	72,936	56,389
Total current liabilities	389,268	467,178	440,208
Capital lease obligations (note 8)	0	0	303
Deferred tax liabilities (note 10)	11,629	14,504	15,156
Total liabilities	400,897	481,682	455,667
Commitments and contingencies (note 12)
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 16,733,196, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional paid-in capital	85,332	77,967	169,973
Accumulated other comprehensive income	14,524	15,514	8,106
Retained earnings	678,277	618,454	568,050
Total shareholders' equity	778,245	712,047	746,260
Total liabilities and shareholders' equity	1,179,142	1,193,729	1,201,927

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD	Apr. 30, 2012 USD ($)	Apr. 30, 2012 HKD	Apr. 30, 2011 USD ($)	Apr. 30, 2011 HKD
Allowance for doubtful accounts receivable		0		0		0
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196
Common stock, shares outstanding	14,292,228	14,292,228	14,352,903	14,352,903	16,733,196	16,733,196

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Cost of revenues	(807,104)	(801,413)	(1,142,653)	(1,074,880)	(810,187)
Gross profit	126,784	109,881	148,570	248,653	156,568
Operating expenses, net
Selling, general and administrative expenses	(66,330)	(56,498)	(81,557)	(83,584)	(63,824)
Other income	6,266	1,600	2,431	4,711	4,364
Write-off of property, plant and equipment	(4,058)	(690)	(690)	(1,791)	(40,348)
Gain on disposal of property, plant and equipment	1,898	829	938	1,315	1,077
Total operating expenses, net	(62,224)	(54,759)	(78,878)	(79,349)	(98,731)
Income from operations	64,560	55,122	69,692	169,304	57,837
Interest income	166	172	218	124	60
Interest expense	(1,559)	(1,880)	(2,695)	(3,008)	(2,733)
Income before income tax expense	63,167	53,414	67,215	166,420	55,164
Income tax expense (note 10)	(3,344)	(13,379)	(16,811)	(33,106)	(10,857)
Net income	59,823	40,035	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	(990)	7,157	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	58,833	47,192	57,812	133,532	46,063
Net income per share (note 11):
Weighted average number of ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (HKD) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Apr. 30, 2010	566,092	55	113,413	7,888	444,736
Balance (in shares) at Apr. 30, 2010		7,054,583
Recapitalization in connection with the reverse merger	56,636	17	56,619	0	0
Recapitalization in connection with the reverse merger (in shares)		2,191,768
Issuance of ordinary shares	0	59	(59)	0	0
Issuance of ordinary shares (in shares)		7,486,845
Net income for the year	133,314	0	0	0	133,314
Dividends declared and approved	(10,000)	0	0	0	(10,000)
Cumulative translation adjustment		0	0	218	0
Balance at Apr. 30, 2011	746,260	131	169,973	8,106	568,050
Balance (in shares) at Apr. 30, 2011		16,733,196
Net income for the year	50,404	0	0	0	50,404
Share repurchases	(92,025)	(13)	(92,012)	0	0
Share repurchases (in shares)		(1,574,000)
Share redeemed and cancelled	0	(6)	6	0	0
Share redeemed and cancelled (in shares)		(806,293)
Cumulative translation adjustment	7,408	0	0	7,408	0
Balance at Apr. 30, 2012	712,047	112	77,967	15,514	618,454
Balance (in shares) at Apr. 30, 2012		14,352,903
Net income for the year	59,823	0	0	0	59,823
Share repurchases	(2,840)	0	(2,840)	0	0
Share repurchases (in shares)		(60,675)
Capital contribution	10,205	0	10,205	0	0
Cumulative translation adjustment	(990)	0	0	(990)	0
Balance at Dec. 31, 2012	778,245	112	85,332	14,524	678,277
Balance (in shares) at Dec. 31, 2012		14,292,228

CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating activities
Net income	59,823	50,404	133,314	44,307
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	103,513	157,219	143,640	120,875
Net gain on disposal of property, plant and equipment	(1,898)	(938)	(1,315)	(1,077)
Net gain on disposal of prepaid leases	0	0	(3,799)	0
Write-off of property, plant and equipment	4,058	690	1,791	40,348
Impairment on inventories	4,108	6,920	6,095	5,571
Deferred tax charge	(2,732)	(652)	0	358
Changes in operating assets and liabilities:
Trade receivables	25,553	(12,106)	(28,666)	(68,212)
Inventories	26,812	(17,574)	(49,530)	3,294
Deposits, prepayment and other receivables	(13,772)	(12,158)	3,382	1,336
Trade payables	29,472	(6,023)	(8,027)	49,533
Other payables and accruals	12,212	34,299	27,044	5,559
Tax payables	416	16,547	37,711	3,221
Net cash provided by operating activities	247,566	216,628	261,640	205,113
Investing activities
Purchase of property, plant and equipment	(87,224)	(126,167)	(225,904)	(173,313)
Proceeds from disposal of property, plant and equipment	29,665	5,252	2,405	6,456
Proceeds from disposal of prepaid leases	0	0	3,919	0
Deposits for purchase of property, plant and equipment	(15,690)	(12,813)	(8,001)	(11,420)
Net loss on disposals of subsidiaries	(165)	0	0	0
Net cash used in investing activities	(73,414)	(133,728)	(227,581)	(178,277)
Financing activities
Net cash inflow from the merger transaction	0	0	58,160	0
Repurchases of shares	(2,841)	(92,025)	0	0
Proceeds from bank borrowings	220,809	379,465	464,651	254,656
Repayment of bank borrowings	(280,783)	(392,309)	(408,917)	(187,321)
Repayment of capital lease obligations	(303)	(5,311)	(9,718)	(18,674)
Dividends paid	0	0	(70,000)	(20,000)
Net cash provided by (used in) financing activities	(63,118)	(110,180)	34,176	28,661
Effect of exchange rate changes on cash and cash equivalents	(990)	7,341	218	768
Net increase (decrease) in cash and cash equivalents	111,034	(27,280)	68,235	55,497
Cash and cash equivalents at beginning of year	199,818	219,757	151,304	95,039
Cash and cash equivalents, end of year	309,862	199,818	219,757	151,304
Supplementary disclosures of cash flow information:
Interest paid, net	1,393	2,477	2,883	2,733
Income taxes paid	5,660	916	(4,605)	7,278

Organization and Business Background	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
1. Organization and Business Background

Plastec Technologies, Ltd. ( "Company ") (formerly known as "GSME Acquisition Partners I "), incorporated under the laws of Cayman Islands on March 27, 2008, and its subsidiaries (where the context permits, references to the "Company " below shall include references to its subsidiaries collectively as a group) are principally engaged in the provision of integrated plastic manufacturing services from mold design and fabrication, plastic injection manufacturing to secondary-process finishing as well as parts assembly. During the period, the Company disposed of two subsidiaries, namely New Skill Holdings Limited and Broadway Industrial Holdings Limited ("BVI incorporated"). The Company 's manufacturing activities are performed in the People's Republic of China (the "PRC " or "China "). The selling and administrative activities are mainly performed in China, and in Hong Kong.

As of December 31, 2012, details of the Company's subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Trading and investment holding
Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Trading and investment holding
Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Trading
Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment
Broadway Precision (Shenzhen) Co., Ltd.	August 3, 2012	PRC	100%	Manufacturing of plastic parts and utensils
Broadway Precision (Thailand) Co., Ltd.	May 10, 2012	Thailand	100%	Manufacturing of plastic parts
Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Management services provider
Broadway Precision Industrial (Kunshan) Ltd.	August 26, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant
Broadway Precision Technology Ltd.(previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Trading and investment holding.
Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”)	December 8, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”)	February 20, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding
Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding
Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Manufacturing of plastic products and provision of silk printing service
Broadway (Macao Commercial Offshore) Company Limited (Previously named Sun Line (Macao Commercial Offshore) Company Limited)	August 13, 2004	Macau	100%	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd.	October 10, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Trading and investment holding
Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant
Sun Ngai Spraying and Silk Print (HK) Co.,Limited	March 22, 2006	Hong Kong	100%	Dormant
Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

The Merger Transaction with Plastec International Holdings Limited

On March 27, 2008, Company was established as a special purpose acquisition company whose objective is to consummate an acquisition, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses located in the PRC.

On August 6, 2010, Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement ") with GSME Acquisition Partners I Sub Limited ("GSME Sub"), Plastec International Holdings Limited ("Plastec") and all former shareholders of Plastec ("Plastec Shareholders") (together, the "Parties"). Upon the consummation of the transactions contemplated by the Merger Agreement, GSME Sub was to be merged with and into Plastec, with Plastec surviving as a wholly-owned subsidiary of the Company (the "Merger"). The Plastec Shareholders were then entitled to receive up to an aggregate of 16,948,053 ordinary shares, par value US$0.001 per share, of the Company.

On September 13, 2010, in connection with the Merger, the Parties entered into an Amended and Restated Agreement and Plan of Reorganization (the "Amended and Restated Merger Agreement") to, amongst other matters, revise the terms of the merger consideration to be paid to the Plastec Shareholders. Pursuant to the Amended and Restated Merger Agreement, upon consummation of the Merger, the Plastec Shareholders became entitled to receive up to an aggregate of 16,778,571 ordinary shares of the Company, of which 7,054,583 shares were issued to the Plastec Shareholders on the closing of the Merger and the remaining of up to 9,723,988 shares (2,944,767, 3,389,610 and 3,389,611 shares for 2011, 2012 and 2013 respectively) (the "Earnout Shares") will be issued to the Plastec Shareholders, if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$
2011	130,700
2012	176,000
2013	250,000

At the Special Meeting held on December 10, 2010, the merger proposal was approved by the shareholders. On December 16, 2010, the Company consummated the transactions contemplated by the Amended and Restated Merger Agreement, pursuant to which, amongst other things, Plastec became a wholly owned subsidiary of the Company (the "Merger Transaction"). The Merger Transaction was accounted for as a reverse acquisition with Plastec being considered the accounting acquirer in the Merger.

The completion of the Merger enabled the Plastec Shareholders to obtain a majority voting interest in the Company. Generally accepted accounting principles in the United States require that a company whose shareholders retain the majority interest in a combined business be treated as the acquirer for accounting purposes. Accordingly, the aforementioned Merger Transaction was accounted for as a reverse acquisition of a private operating company (Plastec) with a non-operating public company (the Company) with significant amount of cash. The reverse acquisition process utilizes the capital structure of the Company and the assets and liabilities of Plastec are recorded at historical cost. The transaction was recorded as a recapitalization of Plastec and thus was reflected retrospectively in Plastec's historical financial statements. Although Plastec is deemed to be the accounting acquirer for financial accounting and reporting purposes, the legal status of Plastec as the surviving company did not change.

Under the reverse acquisition accounting, the historical consolidated financial statements of the Company for the periods prior to December 16, 2010 are those of Plastec and its subsidiaries. Since Plastec is deemed as accounting acquirer, Plastec 's fiscal year replaced the Company 's fiscal year. The fiscal year end is changed from October 31 to April 30. The financial statements of the Company reflect the aforementioned Merger Transaction in the consolidated statement of shareholders' equity through a line of "Recapitalization in connection with the reverse merger" to present the net assets of the Company as of December 16, 2010. The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
56,636

On April 30, 2011, the Parties entered into an amendment to the Amended and Restated Merger Agreement to remove the provisions of Earnout Shares and issued an aggregate of 7,486,845 ordinary shares of the Company to the Plastec Shareholders on April 30, 2011.

Purchase of equity securities by the issuer

Prior to November 2011, Company has no plans or programs for the purchase of its outstanding securities. However, in connection with the Merger, holders of 2,615,732 of Company public shares elected to exercise their conversion rights (for a description of these rights, see the IPO Prospectus and the Merger Proxy Statement) and, upon the closing of the Merger, such shares were converted into an average $10.30 (including proceeds that were originally to be from a letter of credit provided by Cohen & Company Securities, LLC but were ultimately paid by Company) in cash and were cancelled. Under Cayman Islands law, such conversions are technically considered "repurchases."

In November 2011, Board of Directors of Company approved a U.S.$5 million share repurchase program expiring initially in June 2012 but now extended twice through December 2013 ( "2011 Repurchase Program"). Under the 2011 Repurchase Program, Company may make share repurchases from time to time in open market or in privately negotiated transactions. The timing of repurchases under this program will depend on a variety of factors, including price and market conditions prevailing from time to time, and the program may be suspended, modified or discontinued without notice at any time.

The following table summarizes the Company 's repurchases of its ordinary shares to date under our 2011 Repurchase Program:

Period	Total number of ordinary shares purchased	Total number of ordinary shares purchased as part of the publicly announced repurchase plan
February 2012	4,000	4,000
June 2012	60,675	60,675
January 2013	600,000	600,000

In addition to the purchases made pursuant to the 2011 Repurchase Program, Company also repurchased 1,570,000 ordinary shares held by Sun Yip Industrial Company Limited, an entity controlled by Mr. Sze-To, pursuant to a purchase agreement on December 1, 2011 at a price of U.S.$7.5 per share or approximately U.S.$11.8 million in cash, which shares were cancelled.

Further, pursuant to the mandatory redemption terms of an escrow agreement (as amended on December 16, 2011), a total of 806,293 ordinary shares held in escrow on account of our initial shareholders were automatically repurchased by us at the close of business on March 16, 2012 for an aggregate consideration of U.S.$0.01, which redeemed shares were likewise cancelled.

Summary of Significant Accounting Policies	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America ( "US GAAP "), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the PRC subsidiaries is Hong Kong dollar. The subsidiaries in the PRC have their local currency, Renminbi, as their functional currency.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) included in other income were HK$998, (HK$1,164), HK$10,127 and HK$2,102 for the years ended April 30, 2010, 2011, 2012 and the period ended December 31, 2012, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company 's reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders ' equity.

Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management 's assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers ' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management 's analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 100%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%

The assets ' estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property 's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has both capital leases and operating leases in the periods presented.

Valuation of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board ( "FASB ") Accounting Standards Codification ( "ASC ") 220 "Comprehensive Income ". FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended April 30, 2010, 2011 and 2012 and for the period ended December 31, 2012, shipping and handling costs were HK$11,091, HK$15,549, HK$17,421 and HK$12,474 respectively.

Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income taxes ", which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise 's financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund ( "MPF ") Scheme. Contributions are made based on a percentage of the employees " basic salaries.

The employees of the Company 's subsidiaries which operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Net income per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Derivatives

Derivatives are carried at fair value and are reported as other current assets when the Company has a contractual right to receive cash from the counterparty that are potentially favorable to the Company and as accrued and other current liabilities where the Company has a contractual obligation to deliver cash to a counterparty that are potentially unfavorable to the Company.

If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in the consolidated statement of income and comprehensive income. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the consolidated statement of income and comprehensive income when the hedged item affects net income. If a derivative does not qualify as a hedge, it is marked to fair value through the consolidated statement of income and comprehensive income.

Fair Value Measurements

The Company has adopted FASB ASC 820 "Fair Value Measurements and Disclosures " which defines fair value, establishes a framework for measuring fair value in the US GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Recently issued accounting pronouncements

The FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ( "ASU 2011-04 "). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity 's shareholders ' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The adoption of ASU 2011-04 on January 1, 2012 did not have a material effect on the Company 's consolidated financial statements.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the FASB Accounting Standards CodificationTM (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and the adoption did not have a material impact on the Company's financial position, results of operations and cash.

The FASB issued Accounting Standards Update (ASU) No. 2012-02, Intangibles  - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

The FASB has issued Accounting Standards Update (ASU) No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity 's financial statements to evaluate the effect or potential effect of netting arrangements on an entity 's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company adopted this amendment on January 1, 2012. The adoption did not have a material impact on the Company's financial position, results of operations and cash.

Inventories	8 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3. Inventories

Inventories consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Raw materials	45,419	35,519	30,971
Work in progress	43,127	60,241	38,904
Finished goods	29,187	32,627	27,592
	117,733	128,387	97,467

The Company made allowances of HK$5,571, HK$6,095, HK$6,920 and HK$4,108 against the cost of inventories during the years ended April 30, 2010, 2011, 2012 and period ended December 31, 2012, respectively based on the assessment of the lower of cost or market.

Deposits, Prepayment and Other Receivables	8 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4. Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Prepaid insurance	664	1,067	833
Prepaid electricity	622	380	426
Prepaid renovation	—	1,188	1,188
Rental deposits/prepaid rent	5,516	7,825	7,618
Deposit for the import processing arrangement	297	314	320
Loans to workers	—	5,506	5,217
Other receivables	—	2,181	18,260
Others	1,258	2,053	1,609
	8,357	20,514	35,471

Property, Plant and Equipment	8 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment:
Buildings	21,148	55,680	123,712
Plant and machineries	753,866	793,044	263,618
Furniture, fixtures and equipment	125,106	143,837	110,897
Leasehold improvements	8,070	8,379	8,108
Computer equipment	12,983	16,828	9,262
Motor vehicles	9,406	11,018	8,618
Moulds	23,477	22,714	8,231
	954,056	1,051,500	523,446
Accumulated depreciation and amortization	(497,971)	(634,642)	(139,519)
Construction in progress	94,994	107,279	47,456
Property, plant and equipment, net	551,079	524,137	440,383

As of April 30, 2011, 2012 and December 31, 2012, construction in progress mainly represents the new factory building and the staff dormitory located in Shenzhen under construction.

Depreciation and amortization of property, plant and equipment were HK$120,850, HK$142,089, HK$155,668 and HK$102,749 during the years ended April 30, 2010, 2011 and 2012 and the period ended December 31, 2012, respectively.

Property, plant and equipment recorded under capital leases consist of the following:

	April 30, 2011	April 30, 2011	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362	—
Accumulated depreciation and amortization	(14,827)	(3,915)	—
Property, plant and equipment recorded under capital leases, net	17,976	1,447	—

Depreciation and amortization of property, plant and equipment recorded under capital leases were HK$9,251, HK$4,725, HK$1,072 and HK$Nil for the years ended April 30, 2010, 2011 and 2012 and for the period ended December 31, 2012, respectively.

Prepaid Lease Payments	8 Months Ended
Dec. 31, 2012
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]
6. Prepaid Lease Payments

As of April 30, 2011, 2012 and December 31, 2012, prepaid lease payments represented the prepayment of land use right for land located in Heyuan with an expiry date on March 26, 2054, and for another three pieces of lands located in Shenzhen with an expiry date on December 31, 2037, December 31, 2037 and February 28, 2040, respectively.

Amortization of prepaid lease payments were HK$1,552, HK$1,551, HK$1,551 and HK$1,034 for the years ended April 30, 2010, 2011, 2012 and for the period ended December 31, 2012, respectively.

Bank Borrowings and Banking Facilities	8 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
7. Bank Borrowings and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing import loans, hire purchase, trust receipt, documentary credits, loans and overdraft. As of April 30, 2011, 2012 and December 31, 2012, these facilities totaled HK$365,501, HK$414,221 and HK$340,140, of which HK$195,791, HK$257,355 and HK$243,248 were unused as of April 30, 2011, 2012 and December 31, 2012 respectively. These facilities are granted with the provision of corporate and personal guarantees jointly by the Company, a subsidiary and a director of the Company to the banks.

As of April 30, 2011, 2012 and December 31, 2012, bank borrowings consist of HK$101,974 import loans and HK$67,736 bank loans and HK$79,194 import loans and HK$77,672 bank loans and HK$69,093 import loans and HK$27,799 bank loans, respectively. All of the outstanding balances were supported by the facilities mentioned above. Import loans were granted from six, seven and six banks as of April 30, 2011, 2012 and December 31, 2012, respectively as a kind of invoice financing with terms ranged from 3 to 6 months on top of the suppliers’ credit terms or invoice date. The interest margin thereon ranged from 1.25% to 2.20% per annum. Details of the bank loans were set out as follows:

During the year ended April 30, 2011, CITIC Bank International Limited provided the Company a term loan with an outstanding of HK$3,125 which is repayable by 5 quarterly installments of HK$625 commencing on April 19, 2010. The interest thereon is calculated based on 2.00% per annum over HIBOR. As of April 30, 2010, an amount of HK$2,500 was outstanding which had been fully paid on April 17, 2011.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, Hongkong and Shanghai Banking Corporation Limited granted the Company four loans including:

(i)
A term loan of HK$12,000 which is repayable by 20 quarterly installments of HK$600 commencing on December 1, 2009 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$8,400, HK$6,000 and HK$4,200 were outstanding, respectively, which will be fully repaid on August 22, 2014.

(ii)
A term loan of HK$12,000 which is repayable by 17 quarterly installments of HK$666 and a final installment of HK$678 commencing on May 28, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$9,336, HK$6,672 and HK$4,674 were outstanding respectively, which will be fully repaid on August 25, 2014.

(iii)
A term loan of HK$3,800 which is repayable by 16 quarterly installments of HK$238 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012 and December 31, 2012, amounts of HK$2,850, HK$1,900 and HK$1,425 were outstanding, respectively, which will be fully repaid on April 30, 2014.

(iv)
A term loan of HK$16,200 which is repayable by 16 quarterly installments of HK$1,013 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011, 2012, an amount of HK$12,150, HK$8,100 was outstanding, which was fully repaid on October 31, 2012.

(v)
During the year ended April 30, 2011, a revolving loan of HK$15,000 bearing an interest of 1.25% per annum over HIBOR or LIBOR until May 23, 2010 and 1.875% afterwards. As of April 30, 2010, HK$Nil amount was outstanding.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, Hang Seng Bank Limited granted the Company two loans including:
(i)
A term loan of HK$40,000 which is repayable by 16 quarterly installments of HK$2,500 commencing on September 7, 2010 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of April 30, 2010, 2011, an amount of HK$35,000 and HK$25,000 was outstanding, respectively, which was fully paid on December 7, 2012.

(ii)
A term loan of HK$17,500 which is repayable by 14 quarterly installments of HK$1,250 commencing on September 7, 2012 with repayment on demand clauses. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of December 31, 2012, an amount of HK$17,500 was outstanding, which will be fully paid on June 6, 2016.

During the year ended April 30, 2011, 2012 and the period ended December 31, 2012, the Bank of Tokyo-Mitsubishi UFJ, Ltd. granted the Company a revolving loan of HK$15,000, HK$30,000 and HK$30,000, respectively, bearing an interest rate of 1.25% per annum above cost of funds. As of April 30, 2011, 2012, HK$Nil, an amount of HK$30,000 was outstanding with HK$15,000 repaid on May 4, 2012 and balance of HK$15,000 repaid on June 18, 2012, respectively. As of December 31, 2012, HK$Nil amount was outstanding.

The weighted average interest rates on the bank loans for the years ended April 30, 2011, 2012 and 8-month period ended December 31, 2012 were 2.58%, 1.75% and 2.04 % per annum, respectively.

Capital Lease Obligations	8 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]
8. Capital Lease Obligations

The Company entered into capital leases for items of machinery. The Company has the option to purchase the leased machineries at prices that are expected to be sufficiently lower than the fair values of the leased assets at the end of the lease. The lease terms are for 4 to 5 years.

The Company recorded these equipments at the present value of the total lease payments using discount rates ranging from 4.47% to 7.12%, 5.46% to 6.77% and 4.47% to 6.31% as of April 30, 2010, 2011 and 2012 respectively.

Future minimum lease payments under these leases are as follows:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Year ended April 30, 2012	5,463	306	—
Years ending April 30, 2013	307	—	—
	5,770	306	—
Less: Imputed interest	156	3	—
	5,614	303	—
Less: Current portion of capital lease obligations	5,311	303	—
Non-current portion of capital lease obligations	303	—	—

The Company recorded interest expense of HK$1,631, HK$609, HK$153 and HK$380 for the years ended April 30, 2010, 2011 and 2012 and 8-month period ended December 31, 2012, respectively.

Other Payables and Accruals	8 Months Ended
Dec. 31, 2012
Other Payables and Accruals [Abstract]
Other Payables and Accruals [Text Block]
9. Other Payables and Accruals

Other payables and accruals consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Accrued salaries, wages and bonus	31,855	37,353	33,303
Accrued electricity and water	5,627	5,868	5,933
Deposit received	2,875	21,446	23,664
Provision for employees’ retirement benefit	7,290	12,175	15,835
Accrued commission and bonus	6,559	7,354	7,412
Accrued transportation expense	1,117	2,204	1,673
Accrued audit and professional fees	3,113	3,395	3,068
Accrued sundries expenses	15,585	16,201	14,118
Other payables	2,942	4,010	3,162
Derivative liabilities	1,540	811	418
Others	2,308	4,292	7,129
	80,811	115,109	115,715

Income Taxes	8 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10. Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong and PRC. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. Under the current Samoa law, subsidiary incorporated in Samoa is not subject to income tax as it has no business operations in Samoa. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Thailand are subject to corporate income tax whereas Broadway Precision (Thailand) Co., Ltd. is exempted from corporate income tax for six years under Board of Investment privilege, and Broadway Industries (Thailand) Co., Ltd. is subject to corporate income tax at a rate of 23% under Board of Investment. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5%, 16.5% and 16.5% for the years ended April 30, 2010, 2011 and 2012, and the period ended December 31, 2012 to the estimated income earned in or derived from Hong Kong if applicable.

Enterprise income tax in the PRC was generally charged at 33% of the assessable profit prior to January 1, 2008. From January 1, 2008, with the effect of the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC has been reduced from the rate of 33% to 25%, unless they qualify for certain exemptions.

Two of the PRC subsidiaries, Dongguan Sun Chuen and Heyuan Sun Line, were granted with a five-year grandfather period in accordance with the PRC tax regulation, “GuoShuiFa (2007) No. 39” issued in 2007. Under the new EIT Law, they continued to entitle to a full exemption for two years starting from the first profit-making year followed by a 50% exemption for the next three years. For Dongguan Sun Chuen, the grandfather period started from January 1, 2007 as this was the first profit-making year and expired on December 31, 2011. Heyuan Sun Line had not been making profit so far, under the new EIT Law, the five-year grandfather period was deemed started on January 1, 2008 and expired on December 31, 2012.

The Company operated two processing factories in China for its manufacturing operations. Dongguan Sun Line Processing Factory and Shenzhen Broadway Processing Factory which are located in Dongguan and Shenzhen respectively.

Dongguan Sun Line Processing Factory was conducted pursuant to the processing agreement entered into between Sun Line Industrial Limited, which is incorporated in Hong Kong, and the PRC counterparty approved by Dongguan City Foreign Trade and Economic Cooperation Bureau.

Under the processing agreement, Sun Line Industrial Limited is not considered by local tax authorities to be doing business in China. Accordingly, it is not subject to local taxes in China. The PRC company is responsible for paying taxes it incur as a result of its operation under the processing agreement.

In accordance with the Hong Kong Inland Revenue Departmental (“IRD”) Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong under the processing agreement has been determined is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been based on such tax relief.

From January 2013, Dongguan Sun Line Processing Factory was merged its operations into Dongguan Sun Chuen, which will be subject to the enterprise income tax rate of 25% of the assessable profit.

Shenzhen Broadway Processing Factory is conducted pursuant to the processing agreement entered into between Broadway Industrial Holdings Limited (“Broadway Industrial (BVI)”), which is incorporated in BVI, and the PRC counterparty approved by Shenzhen City Baoan District Economic Development Bureau. Broadway Precision Technology Ltd, incorporated in BVI, took up the role of Broadway Industrial Holdings Limited under the processing agreement in December 2011.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Based on the operation of Broadway Industrial (BVI), the PRC tax bureau may take the position that it has a permanent establishment in the PRC. Accordingly, Broadway Industrial (BVI) is subject to enterprise income tax at a rate of 25% on the net profits attributable to the permanent establishment in the PRC. As such, Broadway Industrial (BVI) provided income tax provisions at 25%.

From December 2012, the operations of Shenzhen Broadway Processing Factory was taken over by a newly established PRC subsidiary, Broadway Precision (Shenzhen) Co., Ltd., which will be subject to the enterprise income tax rate of 25% of the assessable profit.

Similarly, the PRC tax bureau may also take the position that New Skill Holdings Limited has a permanent establishment in the PRC through its import processing arrangement with its subsidiary, Dongguan Sun Chuen. Accordingly, New Skill Holdings Limited provided income tax provisions at 25% on the net profits attributable to the permanent establishment in the PRC.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$963 on the consolidated balance sheets as at December 31, 2012. The Company had no significant unrecognized tax benefits at April 2012 and December 2012.

As of April 30, 2011, 2012 and December 31, 2012, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended April 30,
	2010	2011	2012	8-month Period ended December 31, 2012
	HK$	HK$	HK$	HK$
Current tax
– Hong Kong	10,499	2,695	2,985	1,800
– PRC	—	30,411	13,826	4,276
Deferred tax	358	—	—	(2,732)
	10,857	33,106	16,811	3,344

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,			8-month Period ended December
	2010	2011	2012	31, 2012
	HK$	HK$	HK$	HK$
Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990	1,747
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676	1,544
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)	(6)
Effect of expenses not deductible for tax purpose	16,797	56,740	818	19
Tax effect of unused tax losses not recognized	(1,578)	16	—	40
Over provision in previous years		—	(652)	—
	10,857	33,106	16,811	3,344

The components of deferred tax asset (liability) recognized are as follows:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Deferred tax asset (liability):
Net operating loss carry forwards	(15,156)	—	—
Accelerated tax depreciation	—	(15,156)	(11,629)
Others	—	652	—
Net deferred tax asset (liability)	(15,156)	(14,504)	(11,629)

Net Income Per Share	8 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
11. Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,						8-month Period ended
	2010		2011		2012		December 31, 2012
	HK$		HK$		HK$		HK$
Basic and diluted income per share
Net income for the year – numerator		44,307		133,314		50,404		59,823
Weighted average number of basic anddiluted ordinary shares outstanding – denominator		7,054,583		7,891,754		15,944,233		14,303,544
Basic and diluted income per share	HK$	6.3	HK$	16.9	HK$	3.2	HK$	4.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.

Commitments and Contingencies	8 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12. Commitments and Contingencies

Operating lease

The Company leases a number of properties under operating leases. Rental expenses under operating leases for the years ended April 30, 2010, 2011 and 2012, and the period ended December 31, 2012, were HK$19,020, HK$19,639, HK$21,728 and HK$16,480, respectively.

As of December 31, 2012, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

Years ending December 31,	HK$
2013	16,267
2014	11,032
2015	1,485
Thereafter	—
Total minimum lease payments	28,784

Capital commitment

As of December 31, 2012, the Company had capital commitments for constructing factory building and purchase of plant and machineries totaling HK$10,955, which are expected to be disbursed during the year ending December 31, 2013.

Bonus Plan

The Company has established a bonus plan for the management/executive officers. Pursuant to the plan, in order for any bonus to be paid, the Company must achieve an annual net profit (excluding any extraordinary items) of HK$78,000 in any fiscal year, which is refer to as the “Net Profit Target”. If the Net Profit Target is achieved in any fiscal year, a pool of 4% of any amount over the Net Profit Target will be set aside to provide bonuses to the management/executive officers. Of the bonus pool that is created, Kin Sun Sze-To, Chin Hien Tan and Ho Leung Ning would currently be entitled to 32%, 24% and 24%, respectively, of the available bonus, with the remaining amount being made available for distribution to the remaining officers, subject to adjustment at the discretion of the board. Payment of any bonuses under the plan will be in cash or ordinary shares (to be purchased in the open market), at the board’s sole discretion. The plan had taken effect beginning with the fiscal year ended April 30, 2011. No bonuses were provided under the plan for the year ended April 30, 2012 and for the period ended December 31, 2012, as the Company did not meet the Net Profit Target for the year ended April 30, 2012 and there were only eight months operations for the period ended December 31, 2012.

Employee Benefits	8 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
13. Employee Benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance, for all of its employees who are eligible to participate in the MPF Scheme. The total MPF contributions were HK$379, HK$418, HK$429 and HK$330 for the years ended April 30, 2010, 2011 and 2012 and 8-month period ended December 31, 2012, respectively.

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The total provisions for such employee benefits were HK$12,043, HK$21,249, HK$32,928 and HK$21,550 for the years ended April 30, 2010, 2011, 2012 and 8-month period ended December 31, 2012, respectively.

Statutory Reserve Appropriation for PRC Subsidiaries	8 Months Ended
Dec. 31, 2012
Statutory Reserve Appropriation For Prc Subsidiaries [Abstract]
Statutory Reserve Appropriation For Prc Subsidiaries [Text Block]
14. Statutory Reserve Appropriation for PRC Subsidiaries

Pursuant to the laws and regulations applicable to the PRC, the Company’s wholly foreign owned subsidiaries must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the law applicable to foreign invested enterprises in the PRC, they were required annual appropriations of the general reserve fund no less than 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends. Dongguan Sun Chuen has made appropriation at 10% of its accumulated after-tax profit upto its PRC year ended December 31, 2009 in May 31, 2011, while it has been operating at loss thereafter. For other PRC subsidiaries, there is no appropriation be made as a result of their after-tax losses incurred in these periods.

Warrants and Unit Purchase Options	8 Months Ended
Dec. 31, 2012
Warrants and Unit Purchase Options [Abstract]
Warrants and Unit Purchase Options [Text Block]
15. Warrants and Unit Purchase Options

On November 25, 2009, the Company sold 3,600,000 Units at an offering price of $10.00 per Unit. Each Unit consisted of one ordinary share, $.001 par value, of the Company and one Redeemable Purchase Warrant (“Warrants”). Each Warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $11.50 commencing upon the completion of the Business Combination, December 16, 2010 and expiring November 18, 2014.

The Company may redeem the Warrants, at a price of $.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, management will have the option to require any holder that wishes to exercise his Warrant to do so on a “cashless basis.’' In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (X) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (Y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants sold and issued in the Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 7.0% of the gross proceeds of the Offering. However, the underwriters had agreed that 4.0% of the underwriting discounts would not be payable unless and until the Company completed a Business Combination and had waived their right to receive such payment upon the Company's liquidation if it was unable to complete a Business Combination. The underwriters subsequently agreed to waive their deferred discounts upon consummation of the Business Combination with Plastec described above. The Company also issued a unit purchase option, for $100, to Cohen & Company Securities, LLC (“Cohen Securities”), the representative of the underwriters in the Offering, and its designees to purchase 360,000 Units (10% of the total number of units sold in the Offering) at an exercise price of $15.00 per Unit (150% of the public offering price). The Units issuable upon exercise of this option are identical to the Units sold in the Offering. This option became exercisable on December 16, 2010 expires November 18, 2014. The Company accounted for the fair value of the unit purchase option, net of the receipt of the $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimated the fair value of this unit purchase option, as of the date of issuance, was approximately $2.14 per unit using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.59% and (3) expected life of 5 years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of cash.

The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

As of April 30, 2011 and 2012 and December 31, 2012, there were 7,200,000, 4,781,122 and 4,781,122 warrants outstanding. Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of US$11.50 commencing upon the consummation of the Merger, that is December 16, 2010 and expiring November 18, 2014. Among the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. No warrant was exercised before the end of the reporting period. At the close of business of March 16, 2012, 2,418,878 out of 7,200,000 warrants then outstanding held in escrow on account of our initial shareholders were automatically repurchased and cancelled pursuant to Amendment No. 2 to the Stock Escrow Agreement dated as of December 16, 2011.

Unit Purchase Options (“UPOs”) were granted to Cohen & Company Securities, LLC and its designees to purchase 360,000 units at an exercise price of US$15.00 per unit. Each unit issuable upon exercise of the UPOs consists of one ordinary share and one warrant. The UPOs became exercisable on December 16, 2010 expiring on November 18, 2014. The UPOs may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the UPOs to exercise the unit purchase option without the payment of cash. No UPOs were converted before the end of the reporting period. Amongst, 70,375 UPOs were repurchased on April 23, 2012. Outstanding UPOs as of April 30, 2011 and 2012 were 360,000, 289,625 and 289,625 respectively.

For the years ended April 30, 2010, 2011 and 2012 and 8-month period ended December 31, 2012, potential ordinary shares of 7,200,000, 4,781,122 and 4,781,122 shares related to warrants and 720,000, 579,250 and 579,250 shares related to UPOs, retroactively and respectively are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.

Financial Instruments and Derivatives	8 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
16. Financial Instruments and Derivatives

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities. The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Except for the interest rate swap contracts described below, the carrying amounts of financial assets and liabilities, such as cash and cash equivalents, trade receivables, deposits, prepayment and other receivables, other current assets, trade payables, and other current liabilities, approximate at their fair values because of the short maturity of these instruments and market rates of interest.

As a result of the various floating rate bank borrowings being obtained during the period to support the Company's expansion, the Company entered into two interest rate swap contracts with two commercial banks to reduce the exposure to variability in future cash flows attributable to a portion of its borrowings. The Company did not use these derivative financial instruments for speculative or trading purpose, nor did it hold or issue leveraged derivative financial instruments. As of April 30, 2011, 2012 and December 31, 2012, the fair value of the two interest rate swap contracts amounted to HK$1,540, HK$811 and HK$418, respectively, was included in other payables and accruals in current liabilities. The two respective interest rate swap contracts will expire on August 29, 2014 and September 8, 2014, with their notional amounts as of December 31, 2012, HK$8,874 and HK$17,500 respectively. The provisions of the contracts provide that the Company will pay the commercial banks a fixed rate of 2.65% p.a. and 2.07% p.a. respectively and the commercial banks will pay the Company a variable rate equal to three-month HIBOR, which was 0.25% p.a., 0.40% p.a..and 0.40% p.a. at April 30, 2011, 2012 and December 31, 2012. The interest rate swap contracts were not designated as a hedging instrument under derivative accounting guidance, and gains and losses from changes in its fair value were therefore included in interest expenses. These interest rate swap contracts are classified as Level 2 in the fair value hierarchy under FASB ASC 820. The fair value of the interest rate swap contracts is arrived at by discounting the present value of the difference between the contractual swap rate and the current market swap rates on April 30, 2011, 2012 and December 31, 2012, respectively, utilizing the notional amounts and the remaining terms of the swap contracts.

The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet Presentation	April 30, 2011	April 30, 2012	December 31, 2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811	418

The impact on net income from derivatives activity for the years ended April 30, 2011, 2012 and for the 8-month period ended December 31, 2012 are as follows:

	Presentation of gain or loss recognized on	Year ended April 30,			8-month Period ended
	derivatives	2010	2011	2012	December 31, 2012
		HK$	HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	—	2,254	215	271

Operating risks	8 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
17. Operating risks

Concentrations of Processing Factories

Until December 2012, the Company operated two processing factories in Guangdong and Shenzhen, China for the manufacturing operations pursuant to two processing agreements entered into between the subsidiaries and the relevant Chinese counterparties respectively. These processing factories represented significant portion of the Company’s production facilities. The Company’s wholly foreign-owned enterprise subsidiaries have since taken over these operations and would no longer reliant upon such processing agreements in the following financial years.

Concentrations of Major Suppliers

Three major suppliers provided approximately 38.2%, 27.5%, 27.4% and 23.3% of the Company’s purchases of raw materials which are mainly resins for the years ended April 30, 2010, 2011, 2012 and the period ended December 31, 2012 respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 28.0%, 21.7% and 13.9% of the total accounts payables as of April 30, 2011, 2012 and December 31, 2012.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to the two major customers accounted for 32.5% and 14.9%, 23.4% and 33.3%, 18.7% and 35.6%, and 13.7% and 36.4% of the total net sales for the years ended April 30, 2010, 2011, 2012 and 8-month period ended December 31, 2012, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2011, 2012 and December 31, 2012 respectively accounted for 73.7%, 65.3% and 66.7% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by it major customers. There were bad debt expenses of HK$nil, HK$nil, HK$nil and HK$nil for the years ended April 30, 2010, 2011, 2012 and 8-month period ended December 31, 2012, respectively.

Operating Segment and Geographical Information	8 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18. Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC. The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,			8-month Period ended
	2010	2011	2012	December 31, 2012
	HK$	HK$	HK$	HK$
Asia-Pacific Region	802,953	852,062	742,327	462,837
Europe	157,552	466,315	542,410	380,062
The United States	6,250	5,156	6,486	90,989
	966,755	1,323,533	1,291,223	933,888

The location of the Company’s identifiable assets is as follows:

	April 30 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
PRC	738,410	723,210	616,777
Hong Kong	459,557	459,029	494,033
Macau	3,960	8,348	39,225
Thailand	—	3,142	27,396
United States	—	—	1,711
	1,201,927	1,193,729	1,179,142

Subsequent Events	8 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19. Subsequent Events

The Company has evaluated all other subsequent events through April 24, 2013 the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.

Change in Fiscal Year end	8 Months Ended
Dec. 31, 2012
Fiscal Period End [Abstract]
Schedule Of Change In Fiscal Period End Disclosure [Text Block]
20. Change in Fiscal Year end

On September 11, 2012, the Company determined to change its fiscal year end from April 30 to December 31. The change in fiscal year end was made so that the Company’s fiscal year end would coincide with all the Company’s operating subsidiaries in the People’s Republic of China. The figures below for the 8-month period ended December 31, 2011 have not been audited and are presented for comparative purposes only.

	8-month Period ended December 31,
	2011		2012
	HK$		HK$
	(Unaudited)		(Audited)
Revenues		911,294		933,888
Cost of revenues		(801,413)		(807,104)
Gross profit		109,881		126,784
Operating expenses, net
Selling, general and administrative expenses		(56,498)		(66,330)
Other income		1,600		6,266
Write-off of property, plant and equipment		(690)		(4,058)
Gain on disposal of property, plant and equipment		829		1,898
Total operating expenses, net		(54,759)		(62,224)
Income from operations		55,122		64,560
Interest income		172		166
Interest expense		(1,880)		(1,559)
Income before income tax expense		53,414		63,167
Income tax expense		(13,379)		(3,344)
Net income		40,035		59,823
Other comprehensive income
Foreign currency translation adjustment		7,157		(990)
Comprehensive income attributable to Plastec Technologies, Ltd.		47,192		58,833
Net income per share
Weighted average number of ordinary shares		16,540,951		14,303,544
Weighted average number of diluted ordinary shares		16,540,951		14,303,544
Basic income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2
Diluted income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2

Condensed financial information of Plastec Technologies, Ltd.	8 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

21. Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	April 30		December 31, 2012
	2011	2012
	HK$	HK$	HK$
Assets
Current Assets:
Cash and cash equivalents	54,770	28,980	23,787
Prepaid expenses	302	574	—
Total current assets	55,072	29,554	23,787
Investment in subsidiary	1	1	1
Total assets	55,073	29,555	23,788
Liabilities and shareholders’ equity
Current Liabilities:
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	149	66,017	62,012
Total current liabilities	518	66,386	62,381
NET CURRENT ASSETS	54,555	(36,831)	(38,593)
Total assets & liabilities	54,555	(36,831)	(38,593)
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	131	112	112
Additional Paid-in capital	56,505	(35,502)	(38,341)
Retained earnings	(2,081)	(1,441)	(364)
Total shareholders' equity	54,555	(36,831)	(38,593)

Statements of operations and comprehensive income/(loss)

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	Dec 31, 2012
	HK$	HK$	HK$	HK$
Revenues	—	—	—	—
Other incomes	52	152	4,803	3,323
Administrative expenses	(1,025)	(11,474)	(4,163)	(2,243)
Finance costs	—	—	—	(3)
Profit/(loss) before taxation	(973)	(11,322)	640	1,077
Taxation	—	—	—	—
Total comprehensive income/(loss)	(973)	(11,322)	640	1,077

Statements of cash flows

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	December 31, 2012
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(973)	(11,322)	640	1,077
Changes in operating assets and liabilities:
Prepaid expenses	(254)	(47)	(272)	574
Deferred offering costs	1,135	—	—	—
Accounts payable and accrued liabilities	403	(230)	—	1
Net cash provided by/(used in) operating activities	311	(11,599)	368	1,652
Cash flows from investing activities
Investment to subsidiary	—	(1)	—	—
Interest reinvested in trust	(52)	—	—	—
Cash placed in trust	(280,800)	—	—	—
Net cash used in investing activities	(280,852)	(1)	—	—
Cash flows from financing activities
Recapitalization on reverse acquisition	—	12,084	—	—
Repayment of due to shareholder	(975)	—	—	—
Proceeds from due to subsidiaries	—	148	65,868	—
Repayment of due to subsidiaries	—	—	—	(4,005)
Proceeds used in repurchase of shares	—	—	(92,026)	(2,840)
Cash withdrawn from trust account	—	280,852	—	—
Proceeds from sale of warrants in private placement	14,040	—	—	—
Proceeds from initial public offering	280,800	—	—	—
Proceeds used in share redemption	—	(227,448)	—	—
Payment of underwriters discount and offering costs	(12,731)	—	—	—
Net cash provided by/(used in) financing activities	281,134	65,636	(26,158)	(6,845)
Net increase/(decrease) in cash and cash equivalents	593	54,036	(25,790)	(5,193)
Cash and cash equivalents at beginning of year/period	141	734	54,770	28,980
Cash and cash equivalents at end of year/period	734	54,770	28,980	23,787

 a)     Basis of presentation

In Plastec Technologies, Ltd.-only financial statements, Plastec Technologies, Ltd.'s investment in subsidiary is stated at cost.

The subsidiary paid dividends of HK$nil, HK$nil, HK$nil and HK$nil to Plastec Technologies, Ltd. for the years ended April 30, 2010, 2011 and 2012 and the 8-month period ended December 31, 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)     Related party transactions

For the years ended April 30, 2010, 2011 and 2012 and the 8-month period ended December 31, 2012, related party transactions mainly composed of HK$nil, HK$nil and HK$4,800 and HK$3,200 paid by Plastec International Holdings Limited as management fees respectively.

Summary of Significant Accounting Policies (Policies)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America ( "US GAAP "), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the PRC subsidiaries is Hong Kong dollar. The subsidiaries in the PRC have their local currency, Renminbi, as their functional currency.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) included in other income were HK$998, (HK$1,164), HK$10,127 and HK$2,102 for the years ended April 30, 2010, 2011, 2012 and the period ended December 31, 2012, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company 's reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders ' equity.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Receivables, Policy [Policy Text Block]
Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management 's assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers ' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management 's analysis of inventory levels.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 100%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%

The assets ' estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Prepaid Lease Payments and Lease Financing, Policy [Policy Text Block]
Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property 's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has both capital leases and operating leases in the periods presented.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Valuation of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board ( "FASB ") Accounting Standards Codification ( "ASC ") 220 "Comprehensive Income ". FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended April 30, 2010, 2011 and 2012 and for the period ended December 31, 2012, shipping and handling costs were HK$11,091, HK$15,549, HK$17,421 and HK$12,474 respectively.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income taxes ", which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise 's financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund ( "MPF ") Scheme. Contributions are made based on a percentage of the employees " basic salaries.

The employees of the Company 's subsidiaries which operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Earnings Per Share, Policy [Policy Text Block]
Net income per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Derivatives, Policy [Policy Text Block]
Derivatives

Derivatives are carried at fair value and are reported as other current assets when the Company has a contractual right to receive cash from the counterparty that are potentially favorable to the Company and as accrued and other current liabilities where the Company has a contractual obligation to deliver cash to a counterparty that are potentially unfavorable to the Company.

If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in the consolidated statement of income and comprehensive income. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the consolidated statement of income and comprehensive income when the hedged item affects net income. If a derivative does not qualify as a hedge, it is marked to fair value through the consolidated statement of income and comprehensive income.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company has adopted FASB ASC 820 "Fair Value Measurements and Disclosures " which defines fair value, establishes a framework for measuring fair value in the US GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

The FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ( "ASU 2011-04 "). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity 's shareholders ' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The adoption of ASU 2011-04 on January 1, 2012 did not have a material effect on the Company 's consolidated financial statements.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the FASB Accounting Standards CodificationTM (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and the adoption did not have a material impact on the Company's financial position, results of operations and cash.

The FASB issued Accounting Standards Update (ASU) No. 2012-02, Intangibles  - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

The FASB has issued Accounting Standards Update (ASU) No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity 's financial statements to evaluate the effect or potential effect of netting arrangements on an entity 's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company adopted this amendment on January 1, 2012. The adoption did not have a material impact on the Company's financial position, results of operations and cash.

Organization and Business Background (Tables)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
As of December 31, 2012, details of the Company's subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Trading and investment holding
Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Trading and investment holding
Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Trading
Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment
Broadway Precision (Shenzhen) Co., Ltd.	August 3, 2012	PRC	100%	Manufacturing of plastic parts and utensils
Broadway Precision (Thailand) Co., Ltd.	May 10, 2012	Thailand	100%	Manufacturing of plastic parts
Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Management services provider
Broadway Precision Industrial (Kunshan) Ltd.	August 26, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant
Broadway Precision Technology Ltd.(previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Trading and investment holding.
Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”)	December 8, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”)	February 20, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding
Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding
Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Manufacturing of plastic products and provision of silk printing service
Broadway (Macao Commercial Offshore) Company Limited (Previously named Sun Line (Macao Commercial Offshore) Company Limited)	August 13, 2004	Macau	100%	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd.	October 10, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Trading and investment holding
Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant
Sun Ngai Spraying and Silk Print (HK) Co.,Limited	March 22, 2006	Hong Kong	100%	Dormant
Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

Schedule Of Net Income [Table Text Block]
if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$
2011	130,700
2012	176,000
2013	250,000

Schedule Of Recapitalization In Connection With Reverse Merger To Net Assets Acquired [Table Text Block]	The net assets of the Company as of December 16, 2010 were as follows:
Net assets acquired:	HK$
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
56,636

Schedule of Treasury Stock by Class [Table Text Block]
The following table summarizes the Company 's repurchases of its ordinary shares to date under our 2011 Repurchase Program:

Period	Total number of ordinary shares purchased	Total number of ordinary shares purchased as part of the publicly announced repurchase plan
February 2012	4,000	4,000
June 2012	60,675	60,675
January 2013	600,000	600,000

Summary of Significant Accounting Policies (Tables)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Public Utility Property, Plant, and Equipment [Table Text Block]
Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 100%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%

Inventories (Tables)	8 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Raw materials	45,419	35,519	30,971
Work in progress	43,127	60,241	38,904
Finished goods	29,187	32,627	27,592
	117,733	128,387	97,467

Deposits, Prepayment and Other Receivables (Tables)	1 Months Ended
Jun. 18, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Prepaid insurance	664	1,067	833
Prepaid electricity	622	380	426
Prepaid renovation	—	1,188	1,188
Rental deposits/prepaid rent	5,516	7,825	7,618
Deposit for the import processing arrangement	297	314	320
Loans to workers	—	5,506	5,217
Other receivables	—	2,181	18,260
Others	1,258	2,053	1,609
	8,357	20,514	35,471

Property, Plant and Equipment (Tables)	8 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment:
Buildings	21,148	55,680	123,712
Plant and machineries	753,866	793,044	263,618
Furniture, fixtures and equipment	125,106	143,837	110,897
Leasehold improvements	8,070	8,379	8,108
Computer equipment	12,983	16,828	9,262
Motor vehicles	9,406	11,018	8,618
Moulds	23,477	22,714	8,231
	954,056	1,051,500	523,446
Accumulated depreciation and amortization	(497,971)	(634,642)	(139,519)
Construction in progress	94,994	107,279	47,456
Property, plant and equipment, net	551,079	524,137	440,383

Property Plant and Equipment Excluding Capital Leased Assets [Table Text Block]
Property, plant and equipment recorded under capital leases consist of the following:

	April 30, 2011	April 30, 2011	December 31, 2012
	HK$	HK$	HK$
Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362	—
Accumulated depreciation and amortization	(14,827)	(3,915)	—
Property, plant and equipment recorded under capital leases, net	17,976	1,447	—

Capital Lease Obligations (Tables)	8 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Schedule Of Future Minimum Lease Payments For Capital Leases [Table Text Block]
Future minimum lease payments under these leases are as follows:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Year ended April 30, 2012	5,463	306	—
Years ending April 30, 2013	307	—	—
	5,770	306	—
Less: Imputed interest	156	3	—
	5,614	303	—
Less: Current portion of capital lease obligations	5,311	303	—
Non-current portion of capital lease obligations	303	—	—

Other Payables and Accruals (Tables)	8 Months Ended
Dec. 31, 2012
Other Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Other payables and accruals consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Accrued salaries, wages and bonus	31,855	37,353	33,303
Accrued electricity and water	5,627	5,868	5,933
Deposit received	2,875	21,446	23,664
Provision for employees’ retirement benefit	7,290	12,175	15,835
Accrued commission and bonus	6,559	7,354	7,412
Accrued transportation expense	1,117	2,204	1,673
Accrued audit and professional fees	3,113	3,395	3,068
Accrued sundries expenses	15,585	16,201	14,118
Other payables	2,942	4,010	3,162
Derivative liabilities	1,540	811	418
Others	2,308	4,292	7,129
	80,811	115,109	115,715

Income Taxes (Tables)	8 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended April 30,
	2010	2011	2012	8-month Period ended December 31, 2012
	HK$	HK$	HK$	HK$
Current tax
– Hong Kong	10,499	2,695	2,985	1,800
– PRC	—	30,411	13,826	4,276
Deferred tax	358	—	—	(2,732)
	10,857	33,106	16,811	3,344

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,			8-month Period ended December
	2010	2011	2012	31, 2012
	HK$	HK$	HK$	HK$
Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990	1,747
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676	1,544
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)	(6)
Effect of expenses not deductible for tax purpose	16,797	56,740	818	19
Tax effect of unused tax losses not recognized	(1,578)	16	—	40
Over provision in previous years		—	(652)	—
	10,857	33,106	16,811	3,344

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax asset (liability) recognized are as follows:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Deferred tax asset (liability):
Net operating loss carry forwards	(15,156)	—	—
Accelerated tax depreciation	—	(15,156)	(11,629)
Others	—	652	—
Net deferred tax asset (liability)	(15,156)	(14,504)	(11,629)

Net Income Per Share (Tables)	8 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,						8-month Period ended
	2010		2011		2012		December 31, 2012
	HK$		HK$		HK$		HK$
Basic and diluted income per share
Net income for the year – numerator		44,307		133,314		50,404		59,823
Weighted average number of basic anddiluted ordinary shares outstanding – denominator		7,054,583		7,891,754		15,944,233		14,303,544
Basic and diluted income per share	HK$	6.3	HK$	16.9	HK$	3.2	HK$	4.2

Commitments and Contingencies (Tables)	8 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2012, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

Years ending December 31,	HK$
2013	16,267
2014	11,032
2015	1,485
Thereafter	—
Total minimum lease payments	28,784

Financial Instruments and Derivatives (Tables)	8 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet Presentation	April 30, 2011	April 30, 2012	December 31, 2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811	418

Schedule of Price Risk Derivatives [Table Text Block]
The impact on net income from derivatives activity for the years ended April 30, 2011, 2012 and for the 8-month period ended December 31, 2012 are as follows:

	Presentation of gain or loss recognized on	Year ended April 30,			8-month Period ended
	derivatives	2010	2011	2012	December 31, 2012
		HK$	HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	—	2,254	215	271

Operating Segment and Geographical Information (Tables)	8 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,			8-month Period ended
	2010	2011	2012	December 31, 2012
	HK$	HK$	HK$	HK$
Asia-Pacific Region	802,953	852,062	742,327	462,837
Europe	157,552	466,315	542,410	380,062
The United States	6,250	5,156	6,486	90,989
	966,755	1,323,533	1,291,223	933,888

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The location of the Company’s identifiable assets is as follows:

	April 30 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
PRC	738,410	723,210	616,777
Hong Kong	459,557	459,029	494,033
Macau	3,960	8,348	39,225
Thailand	—	3,142	27,396
United States	—	—	1,711
	1,201,927	1,193,729	1,179,142

Change in Fiscal Year end (Tables)	8 Months Ended
Dec. 31, 2012
Fiscal Period End [Abstract]
Schedule Of Change In Fiscal Period End [Table Text Block]
The figures below for the 8-month period ended December 31, 2011 have not been audited and are presented for comparative purposes only.

	8-month Period ended December 31,
	2011		2012
	HK$		HK$
	(Unaudited)		(Audited)
Revenues		911,294		933,888
Cost of revenues		(801,413)		(807,104)
Gross profit		109,881		126,784
Operating expenses, net
Selling, general and administrative expenses		(56,498)		(66,330)
Other income		1,600		6,266
Write-off of property, plant and equipment		(690)		(4,058)
Gain on disposal of property, plant and equipment		829		1,898
Total operating expenses, net		(54,759)		(62,224)
Income from operations		55,122		64,560
Interest income		172		166
Interest expense		(1,880)		(1,559)
Income before income tax expense		53,414		63,167
Income tax expense		(13,379)		(3,344)
Net income		40,035		59,823
Other comprehensive income
Foreign currency translation adjustment		7,157		(990)
Comprehensive income attributable to Plastec Technologies, Ltd.		47,192		58,833
Net income per share
Weighted average number of ordinary shares		16,540,951		14,303,544
Weighted average number of diluted ordinary shares		16,540,951		14,303,544
Basic income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2
Diluted income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2

Condensed financial information of Plastec Technologies, Ltd. (Tables)	8 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

Balance Sheets

	April 30		December 31, 2012
	2011	2012
	HK$	HK$	HK$
Assets
Current Assets:
Cash and cash equivalents	54,770	28,980	23,787
Prepaid expenses	302	574	—
Total current assets	55,072	29,554	23,787
Investment in subsidiary	1	1	1
Total assets	55,073	29,555	23,788
Liabilities and shareholders’ equity
Current Liabilities:
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	149	66,017	62,012
Total current liabilities	518	66,386	62,381
NET CURRENT ASSETS	54,555	(36,831)	(38,593)
Total assets & liabilities	54,555	(36,831)	(38,593)
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	131	112	112
Additional Paid-in capital	56,505	(35,502)	(38,341)
Retained earnings	(2,081)	(1,441)	(364)
Total shareholders' equity	54,555	(36,831)	(38,593)

Schedule of Condensed Income Statement [Table Text Block]

Statements of operations and comprehensive income/(loss)

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	Dec 31, 2012
	HK$	HK$	HK$	HK$
Revenues	—	—	—	—
Other incomes	52	152	4,803	3,323
Administrative expenses	(1,025)	(11,474)	(4,163)	(2,243)
Finance costs	—	—	—	(3)
Profit/(loss) before taxation	(973)	(11,322)	640	1,077
Taxation	—	—	—	—
Total comprehensive income/(loss)	(973)	(11,322)	640	1,077

Schedule of Condensed Cash Flow Statement [Table Text Block]

Statements of cash flows

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	December 31, 2012
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(973)	(11,322)	640	1,077
Changes in operating assets and liabilities:
Prepaid expenses	(254)	(47)	(272)	574
Deferred offering costs	1,135	—	—	—
Accounts payable and accrued liabilities	403	(230)	—	1
Net cash provided by/(used in) operating activities	311	(11,599)	368	1,652
Cash flows from investing activities
Investment to subsidiary	—	(1)	—	—
Interest reinvested in trust	(52)	—	—	—
Cash placed in trust	(280,800)	—	—	—
Net cash used in investing activities	(280,852)	(1)	—	—
Cash flows from financing activities
Recapitalization on reverse acquisition	—	12,084	—	—
Repayment of due to shareholder	(975)	—	—	—
Proceeds from due to subsidiaries	—	148	65,868	—
Repayment of due to subsidiaries	—	—	—	(4,005)
Proceeds used in repurchase of shares	—	—	(92,026)	(2,840)
Cash withdrawn from trust account	—	280,852	—	—
Proceeds from sale of warrants in private placement	14,040	—	—	—
Proceeds from initial public offering	280,800	—	—	—
Proceeds used in share redemption	—	(227,448)	—	—
Payment of underwriters discount and offering costs	(12,731)	—	—	—
Net cash provided by/(used in) financing activities	281,134	65,636	(26,158)	(6,845)
Net increase/(decrease) in cash and cash equivalents	593	54,036	(25,790)	(5,193)
Cash and cash equivalents at beginning of year/period	141	734	54,770	28,980
Cash and cash equivalents at end of year/period	734	54,770	28,980	23,787

Organization and Business Background (Details)	8 Months Ended
Dec. 31, 2012
Allied Sun Corporation Limited [Member]
Date of incorporation/ establishment	Aug 20, 2008
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Trading and investment holding
Percentage of equity interest attributable to the Company	100.00%
Broadway Industrial Holdings Limited [Member]
Date of incorporation/ establishment	Mar 22, 2006
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Trading and investment holding
Percentage of equity interest attributable to the Company	100.00%
Broadway Industries (Thailand) Co Ltd [Member]
Date of incorporation/ establishment	Aug 2, 2011
Place of incorporation/ registration and operation	Thailand
Principal activities	Trading
Percentage of equity interest attributable to the Company	100.00%
Broadway Manufacturing Company Limited [Member]
Date of incorporation/ establishment	Aug 17, 2005
Place of incorporation/ registration and operation	BVI
Principal activities	Property investment
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision (Shenzhen) Co Ltd [Member]
Date of incorporation/ establishment	Aug 3, 2012
Place of incorporation/ registration and operation	PRC
Principal activities	Manufacturing of plastic parts and utensils
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision (Thailand) Co Ltd [Member]
Date of incorporation/ establishment	May 10, 2012
Place of incorporation/ registration and operation	Thailand
Principal activities	Manufacturing of plastic parts
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision Co Limited (Previously Named, Sun Luck Trading Limited) [Member]
Date of incorporation/ establishment	Mar 18, 2010
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Management services provider
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision Industrial (Kunshan) Ltd [Member]
Date of incorporation/ establishment	Aug 26, 2008
Place of incorporation/ registration and operation	PRC
Principal activities	Manufacturing of plastic parts of electronic appliances
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision Technology Limited [Member]
Date of incorporation/ establishment	Apr 28, 2011
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Dormant
Percentage of equity interest attributable to the Company	100.00%
Broadway Precision Technology Limited (Previously Named Pan Sino International Limited) [Member]
Date of incorporation/ establishment	Feb 8, 2011
Place of incorporation/ registration and operation	BVI
Principal activities	Trading and investment holding.
Percentage of equity interest attributable to the Company	100.00%
Dongguan Sun Chuen Plastic Products Co Ltd [Member]
Date of incorporation/ establishment	Dec 8, 2004
Place of incorporation/ registration and operation	PRC
Principal activities	Manufacturing of plastic parts of electronic appliances
Percentage of equity interest attributable to the Company	100.00%
Heyuan Sun Line Industrial Ltd (Heyuan Sun Line) [Member]
Date of incorporation/ establishment	Feb 20, 2004
Place of incorporation/ registration and operation	PRC
Principal activities	Manufacturing of plastic parts of electronic appliances
Percentage of equity interest attributable to the Company	100.00%
Plastec International Holdings Limited [Member]
Date of incorporation/ establishment	Feb 18, 2004
Place of incorporation/ registration and operation	BVI
Principal activities	Investment holding
Percentage of equity interest attributable to the Company	100.00%
Source Wealth Limited [Member]
Date of incorporation/ establishment	Mar 18, 2010
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Investment holding
Percentage of equity interest attributable to the Company	100.00%
Sun Line Industrial Limited [Member]
Date of incorporation/ establishment	Apr 27, 1993
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Manufacturing of plastic products and provision of silk printing service
Percentage of equity interest attributable to the Company	100.00%
Broadway (Macao Commercial Offshore) Company Limited (Previously Named Sun Line (Macao Commercial Offshore) Company Limited) [Member]
Date of incorporation/ establishment	Aug 13, 2004
Place of incorporation/ registration and operation	Macau
Principal activities	Trading of plastic products
Percentage of equity interest attributable to the Company	100.00%
Sun Line Precision Industrial (Zhuhai) Ltd [Member]
Date of incorporation/ establishment	Oct 10, 2008
Place of incorporation/ registration and operation	PRC
Principal activities	Manufacturing of plastic parts of electronic appliances
Percentage of equity interest attributable to the Company	100.00%
Sun Line Precision Ltd (Previously Named, Fast Achieve Enterprises Ltd) [Member]
Date of incorporation/ establishment	Mar 10, 2004
Place of incorporation/ registration and operation	BVI
Principal activities	Trading and investment holding
Percentage of equity interest attributable to the Company	100.00%
Sun Ngai Spraying and Silk Print Co Ltd [Member]
Date of incorporation/ establishment	Jul 25, 1995
Place of incorporation/ registration and operation	BVI
Principal activities	Dormant
Percentage of equity interest attributable to the Company	100.00%
Sun Ngai Spraying and Silk Print (Hk) Co Limited [Member]
Date of incorporation/ establishment	Mar 22, 2006
Place of incorporation/ registration and operation	Hong Kong
Principal activities	Dormant
Percentage of equity interest attributable to the Company	100.00%
Sun Terrace Industries Limited [Member]
Date of incorporation/ establishment	Mar 2, 2004
Place of incorporation/ registration and operation	BVI
Principal activities	Investment holding
Percentage of equity interest attributable to the Company	100.00%

Organization and Business Background (Details 1) (HKD) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2012
2011	130,700
2012	176,000
2013	250,000

Organization and Business Background (Details 2) (HKD) In Thousands, unless otherwise specified	Dec. 16, 2010
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
Net assets acquired	56,636

Organization and Business Background (Details 3)	1 Months Ended
	Jan. 31, 2013	Jun. 30, 2012	Feb. 29, 2012
Total number of ordinary shares purchased	600,000	60,675	4,000
Total number of ordinary shares purchased as part of the publicly announced repurchase plan	600,000	60,675	4,000

Organization and Business Background (Details Textual) In Thousands, except Share data, unless otherwise specified	8 Months Ended	12 Months Ended						1 Months Ended				0 Months Ended
	Dec. 31, 2012 HKD	Apr. 30, 2012 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Nov. 25, 2009 USD ($)	Aug. 06, 2010 Merger Agreement [Member] USD ($)	Dec. 31, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Nov. 30, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Apr. 30, 2011 Amended and Restated Merger Agreement [Member]	Sep. 13, 2010 Amended and Restated Merger Agreement [Member]	Mar. 16, 2012 Escrow Agreement [Member] USD ($)
Entity Incorporation, Date Of Incorporation	Mar 27, 2008
Common Stock Shares Receivable Pursuant To Merger							16,948,053
Common stock, par or stated value per share (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Total Number Of Common Stock Shares Received Pursuant To Merger											16,778,571
Common Stock Shares Received On Closing Of Merger											7,054,583
Remaining Common Stock Issued											9,723,988
Remaining Common Stock Issued Year One											2,944,767
Remaining Common Stock Issued Year Two											3,389,610
Remaining Common Stock Issued Year Three											3,389,611
Common stock, shares issued			14,292,228	14,352,903	16,733,196					7,486,845
Conversion of Stock, Shares Converted									2,615,732
Average Conversion Of Stock Shares Converted Price Per Share									$ 10.3
Share repurchases (in shares)								1,570,000
Share repurchases	(2,840)	(92,025)						$ 11,800	$ 5,000
Share redeemed and cancelled (in shares)												806,293
Stock Repurchase Price Per Share								$ 7.5
Stock Repurchased and Retired Period Price Per Shares												$ 0.01

Summary of Significant Accounting Policies (Details)	Dec. 31, 2012
Building [Member]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	100.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Leaseholds and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Leaseholds and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Vehicles [Member]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Moulds [Member] | Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	50.00%
Moulds [Member] | Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%

Summary of Significant Accounting Policies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Foreign Currency Transaction Gain (Loss), Realized	2,102	10,127	1,164	998
Description of Lessee Leasing Arrangements, Capital Leases	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property 's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Shipping, Handling and Transportation Costs	12,474	17,421	15,549	11,091

Inventories (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Raw materials	30,971	35,519	45,419
Work in progress	38,904	60,241	43,127
Finished goods	27,592	32,627	29,187
Inventory, Net	97,467	128,387	117,733

Inventories (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Inventory Write-Down	4,108	6,920	6,095	5,571

Deposits, Prepayment and Other Receivables (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Prepaid insurance	833	1,067	664
Prepaid electricity	426	380	622
Prepaid renovation	1,188	1,188	0
Rental deposits / prepaid rent	7,618	7,825	5,516
Deposit for the import processing arrangement	320	314	297
Loans to workers	5,217	5,506	0
Other receivables	18,260	2,181	0
Others	1,609	2,053	1,258
Deposits, prepayment and other receivables	35,471	20,514	8,357

Property, Plant and Equipment (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment, Gross	523,446	1,051,500	954,056
Accumulated depreciation and amortization	(139,519)	(634,642)	(497,971)
Construction in progress	47,456	107,279	94,994
Property, plant and equipment, net	440,383	524,137	551,079
Building [Member]
Property, Plant and Equipment, Gross	123,712	55,680	21,148
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	263,618	793,044	753,866
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	110,897	143,837	125,106
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	8,108	8,379	8,070
Computer Equipment [Member]
Property, Plant and Equipment, Gross	9,262	16,828	12,983
Vehicles [Member]
Property, Plant and Equipment, Gross	8,618	11,018	9,406
Moulds [Member]
Property, Plant and Equipment, Gross	8,231	22,714	23,477

Property, Plant and Equipment (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Property, plant and equipment recorded under capital leases:
Plant and machineries	0	5,362	32,803
Accumulated depreciation and amortization	0	(3,915)	(14,827)
Property, plant and equipment recorded under capital leases, net	0	1,447	17,976

Property, Plant and Equipment (Details Textual) (Property Plant and Equipment [Member], HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Property Plant and Equipment [Member]
Depreciation, Depletion and Amortization, Nonproduction	102,749	155,668	142,089	120,850
Depreciation And Amortization Capital Leased Assets	0	1,072	4,725	9,251

Prepaid Lease Payments (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Amortization Of Prepaid Lease Payments	1,034	1,551	1,551	1,552
Shenzhen One [Member]
Lease Expiration Date	Dec 31, 2037	Dec 31, 2037	Dec 31, 2037	Dec 31, 2037
Shenzhen Two [Member]
Lease Expiration Date	Dec 31, 2037	Dec 31, 2037	Dec 31, 2037	Dec 31, 2037
Shenzhen Three [Member]
Lease Expiration Date	Feb 28, 2040	Feb 28, 2040	Feb 28, 2040	Feb 28, 2040
Heyuan [Member]
Lease Expiration Date	Mar 26, 2054	Mar 26, 2054	Mar 26, 2054	Mar 26, 2054

Bank Borrowings and Banking Facilities (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended					12 Months Ended	8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended			8 Months Ended	1 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012 Maximum [Member]	Apr. 30, 2012 Minimum [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan One [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Two [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Three [Member]	Dec. 31, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Apr. 30, 2012 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Apr. 30, 2011 Hongkong and Shanghai Banking Corporation Limited [Member] Term Loan Four [Member]	Dec. 31, 2012 Hang Seng Bank Limited [Member] Term Loan One [Member]	Apr. 30, 2011 Hang Seng Bank Limited [Member] Term Loan One [Member]	Apr. 30, 2010 Hang Seng Bank Limited [Member] Term Loan One [Member]	Dec. 31, 2012 Hang Seng Bank Limited [Member] Term Loan Two [Member]	Jun. 18, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	May 04, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Dec. 31, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Apr. 30, 2012 Tokyo Mitsubishi Ufj Ltd [Member]	Dec. 31, 2012 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2012 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2011 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member]	Apr. 30, 2011 Citic Bank International Limited [Member]	Apr. 30, 2010 Citic Bank International Limited [Member]
Proceeds from bank borrowings	220,809	379,465	464,651	254,656				12,000			12,000			3,800			16,200			40,000			17,500								3,125
Number Of Quarterly Installments								20			17			16			16			16			14								5
Installment Amount								600			666			238			1,013			2,500			1,250								625
Final Installment Amount											678
Debt Instrument, Interest Rate Terms							1.25% per annum over HIBOR or LIBOR until May 23, 2010 and 1.875% afterwards.	1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			1.25% per annum over 3 months HIBOR.			3.32% per annum (with interest rate swap selected).			3.32% per annum (with interest rate swap selected).					1.25% per annum above cost of funds	1.25% per annum above cost of funds	1.25% per annum above cost of funds	2.00% per annum over HIBOR.
Loans Payable to Bank, Noncurrent	27,799	77,672	67,736					4,200	6,000	8,400	4,674	6,672	9,336	1,425	1,900	2,850		8,100	12,150		25,000	35,000	17,500								2,500
Line Of Credit Facility Revolving Loan							15,000																					30,000	30,000	15,000
Debt Instrument, Maturity Date								Aug 22, 2014			Aug 25, 2014			Apr 30, 2014			Oct 31, 2012			Dec 7, 2012			Jun 6, 2016									Apr 17, 2011
Total Credit Facilities With Banks	340,140	414,221	365,501
Unused Credit Facilities With Banks	243,248	257,355	195,791
Import Loans	69,093	79,194	101,974
Import Loans Interest Rate					2.20%	1.25%
Line of Credit Facility, Amount Outstanding																										0	30,000					2,500
Repayments of Lines of Credit																								15,000	15,000
Weighted Average Interest Rate On Bank Loans	2.04%	1.75%	2.58%

Capital Lease Obligations (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Year ended April 30, 2012	0	306	5,463
Year ended April 30, 2013	0	0	307
Future Minimum Payments Gross	0	306	5,770
Less: Imputed interest	0	3	156
Future Minimum Payments Net	0	303	5,614
Less: Current portion of capital lease obligations	0	303	5,311
Non-current portion of capital lease obligations	0	0	303

Capital Lease Obligations (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Capital Lease Interest Expense	380	153	609	1,631
Minimum [Member]
Capital Lease Term	4 years
Lease Payments Discount Rate		4.47%	5.46%	4.47%
Maximum [Member]
Capital Lease Term	5 years
Lease Payments Discount Rate		6.31%	6.77%	7.12%

Other Payables and Accruals (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Accrued salaries, wages and bonus	33,303	37,353	31,855
Accrued electricity and water	5,933	5,868	5,627
Deposit received	23,664	21,446	2,875
Provision for employees' retirement benefit	15,835	12,175	7,290
Accrued commission and bonus	7,412	7,354	6,559
Accrued transportation expense	1,673	2,204	1,117
Accrued audit and professional fees	3,068	3,395	3,113
Accrued sundries expenses	14,118	16,201	15,585
Other payables	3,162	4,010	2,942
Derivative liabilities	418	811	1,540
Others	7,129	4,292	2,308
Other Accrued Liabilities, Current	115,715	115,109	80,811

Income Taxes (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current tax
- Hong Kong	1,800		2,985	2,695	10,499
- PRC	4,276		13,826	30,411	0
Deferred tax	(2,732)		0	0	358
Income Tax Expense (Benefit)	3,344	13,379	16,811	33,106	10,857

Income Taxes (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Provision for income taxes at Hong Kong profits tax rate	1,747		2,990	3,842	(3,795)
Effect of different tax rates in other jurisdictions	1,544		13,676	42,800	11,625
Effect of income not chargeable for tax purpose	(6)		(21)	(70,292)	(12,192)
Effect of expenses not deductible for tax purpose	19		818	56,740	16,797
Tax effect of unused tax losses not recognized	40		0	16	(1,578)
Over provision in previous years	0		(652)	0
Income Tax Expense (Benefit)	3,344	13,379	16,811	33,106	10,857

Income Taxes (Details 2) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Deferred tax asset (liability):
Net operating loss carry forwards	0	0	(15,156)
Accelerated tax depreciation	(11,629)	(15,156)	0
Others	0	652	0
Net deferred tax asset (liability)	(11,629)	(14,504)	(15,156)

Income Taxes (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended			8 Months Ended			1 Months Ended	8 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Dec. 31, 2012 Broadway Industrial [Member]	Dec. 31, 2012 Broadway Precision (Shenzhen) Co Ltd [Member]	Dec. 31, 2012 New Skill Holdings Limited [Member]	Jan. 31, 2013 Dongguan Sun Chuen [Member]	Dec. 31, 2012 Broadway Industries Thailand Co [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Effective Income Tax Rate	16.50%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	23.00%	33.00%	25.00%
Percentage Of Tax Exemption	50.00%	50.00%	50.00%	50.00%
Income Tax Examination, Penalties and Interest Accrued	963

Net Income Per Share (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Basic and diluted income per share
Net income for the year - numerator	59,823	40,035	50,404	133,314	44,307
Weighted average number of basic and diluted ordinary shares outstanding - denominator (in shares)	14,303,544		15,944,233	7,891,754	7,054,583
Basic and diluted income per share (in dollars per share)	4.2		3.2	16.9	6.3

Commitments and Contingencies (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	16,267
2014	11,032
2015	1,485
Thereafter	0
Total minimum lease payments	28,784

Commitments and Contingencies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating Leases, Rent Expense	16,480	21,728	19,639	19,020
Capital Commitments	10,955
Annual Net Profit Target			78,000
Percentage Of Net Profit Target Utilization For Bonus			4.00%
Kin Sun Sze To [Member]
Percentage Of Bonus Entitled			32.00%
Chin Hien Tan [Member]
Percentage Of Bonus Entitled			24.00%
Ho Leung Ning [Member]
Percentage Of Bonus Entitled			24.00%

Employee Benefits (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Pension Contributions	330	429	418	379
Employee Benefits and Share-based Compensation	21,550	32,928	21,249	12,043

Statutory Reserve Appropriation for PRC Subsidiaries (Details Textual)	8 Months Ended
	Dec. 31, 2012	Dec. 31, 2009
Statutory Reserve Appropriation For Prc Subsidiaries	10.00%	10.00%

Warrants and Unit Purchase Options (Details Textual)	1 Months Ended	8 Months Ended	12 Months Ended				1 Months Ended	8 Months Ended	1 Months Ended	8 Months Ended
	Nov. 30, 2009 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 16, 2010 USD ($)	Nov. 25, 2009 USD ($)	Nov. 30, 2009 Cohen Securities [Member] USD ($)	Dec. 31, 2012 Cohen Securities [Member]	Dec. 31, 2010 Unit Purchase Options [Member] USD ($)	Dec. 31, 2012 Unit Purchase Options [Member]	Apr. 30, 2012 Unit Purchase Options [Member]	Apr. 30, 2011 Unit Purchase Options [Member]	Dec. 16, 2010 Unit Purchase Options [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,600,000		3,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						10		15
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Share Price					$ 11.5	$ 11.5
Investment Warrants Expiration Date Range Start	Dec 16, 2010		Dec 16, 2010				Dec 16, 2010			Dec 16, 2010
Investment Warrants Expiration Date Range End	Nov 18, 2014		Nov 18, 2014				Nov 18, 2014			Nov 18, 2014
Description Of Warrant Redeemption	The Company may redeem the Warrants, at a price of $.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Underwriters Discount Percentage	7.00%
Underwriters Discount Contingent Percentage	4.00%
Unit Purchase Option Price	100,000						$ 100,000		$ 15
Black Scholes Option Price							2.14
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.59%
Fair Value Assumptions, Risk Free Interest Rate		5 years
Class of Warrant or Right, Outstanding		4,781,122	4,781,122	7,200,000
Description Of Warrant Repurchase			the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Warrant Repurchase During Period			2,418,878
Warrants and Rights Outstanding			$ 7,200,000,000
Escrow Agreement Date			Dec 16, 2011
Unit Purchase Options Outstanding		579,250	579,250	720,000						289,625	289,625	360,000	360,000
Repurchase Of Unit Purchase Options											70,375
Percentage Of Units Sold In Offering								10.00%
Percentage Of Public Offering Price								150.00%

Financial Instruments and Derivatives (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Derivative liabilities	418	811	1,540
Interest Rate Swap [Member]
Consolidated Balance Sheet Presentation	Other payables and accruals
Derivative liabilities	418	811	1,540

Financial Instruments and Derivatives (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Selling, general and administrative expenses	(66,330)	(56,498)	(81,557)	(83,584)	(63,824)
Interest Rate Swap [Member]
Selling, general and administrative expenses	271		215	2,254	0
Description Of Types Of Hedging Instruments Used	Changes in fair value of derivatives included in administrative expenses

Financial Instruments and Derivatives (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended				8 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Apr. 30, 2012 Interest Rate Swap [Member]	Apr. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap One [Member]	Dec. 31, 2012 Interest Rate Swap Two [Member]
Interest Rate Derivatives, at Fair Value, Net		418	811	1,540
Derivative, Maturity Date					Aug 29, 2014	Sep 8, 2014
Derivative, Notional Amount					8,874	17,500
Derivative, Fixed Interest Rate					2.65%	2.07%
Derivative, Description of Variable Rate Basis	the commercial banks will pay the Company a variable rate equal to three-month HIBOR, which was 0.25% p.a., 0.40% p.a..and 0.40% p.a. at April 30, 2011, 2012 and December 31, 2012.

Operating risks (Details Textual)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Concentration Risk, Supplier	23.3	27.4	27.5	38.2
Concentration Risk Accounts Payable	13.9	21.7	28.0
Concentration Risk Accounts Receivable	66.7	65.3	73.7
Customers One [Member]
Entity-Wide Revenue, Major Customer, Percentage	33.30%	23.40%	14.90%	32.50%
Customers Two [Member]
Entity-Wide Revenue, Major Customer, Percentage	36.40%	13.70%	35.60%	18.70%

Operating Segment and Geographical Information (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Asia Pacific Regions [Member]
Revenues	462,837		742,327	852,062	802,953
Europe [Member]
Revenues	380,062		542,410	466,315	157,552
The United States [Member]
Revenues	90,989		6,486	5,156	6,250

Operating Segment and Geographical Information (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Total assets	1,179,142	1,193,729	1,201,927
PRC [Member]
Total assets	616,777	723,210	738,410
Hong Kong [Member]
Total assets	494,033	459,029	459,557
Macau [Member]
Total assets	39,225	8,348	3,960
Thailand [Member]
Total assets	27,396	3,142	0
The United States [Member]
Total assets	1,711	0	0

Change in Fiscal Year end (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Cost of revenues	(807,104)	(801,413)	(1,142,653)	(1,074,880)	(810,187)
Gross profit	126,784	109,881	148,570	248,653	156,568
Operating expenses, net
Selling, general and administrative expenses	(66,330)	(56,498)	(81,557)	(83,584)	(63,824)
Other income	6,266	1,600	2,431	4,711	4,364
Write-off of property, plant and equipment	(4,058)	(690)	(690)	(1,791)	(40,348)
Gain on disposal of property, plant and equipment	1,898	829	938	1,315	1,077
Total operating expenses, net	(62,224)	(54,759)	(78,878)	(79,349)	(98,731)
Income from operations	64,560	55,122	69,692	169,304	57,837
Interest income	166	172	218	124	60
Interest expense	(1,559)	(1,880)	(2,695)	(3,008)	(2,733)
Income before income tax expense	63,167	53,414	67,215	166,420	55,164
Income tax expense (note 10)	(3,344)	(13,379)	(16,811)	(33,106)	(10,857)
Net income	59,823	40,035	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	(990)	7,157	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	58,833	47,192	57,812	133,532	46,063
Net income per share
Weighted average number of ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3

Condensed financial information of Plastec Technologies, Ltd. (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Assets
Cash and cash equivalents	309,862	199,818	219,757	151,304	95,039
Total current assets	700,099	631,588	616,610
Total assets	1,179,142	1,193,729	1,201,927
Liabilities and shareholders’ equity
Total current liabilities	389,268	467,178	440,208
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively) 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional Paid-in capital	85,332	77,967	169,973
Retained earnings	678,277	618,454	568,050
Total shareholders' equity	778,245	712,047	746,260	566,092
Parent [Member]
Assets
Cash and cash equivalents	23,787	28,980	54,770	734	141
Prepaid expenses	0	574	302
Total current assets	23,787	29,554	55,072
Investment in subsidiary	1	1	1
Total assets	23,788	29,555	55,073
Liabilities and shareholders’ equity
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	62,012	66,017	149
Total current liabilities	62,381	66,386	518
NET CURRENT ASSETS	(38,593)	(36,831)	54,555
Total assets & liabilities	(38,593)	(36,831)	54,555
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively) 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional Paid-in capital	(38,341)	(35,502)	56,505
Retained earnings	(364)	(1,441)	(2,081)
Total shareholders' equity	(38,593)	(36,831)	54,555

Condensed financial information of Plastec Technologies, Ltd. (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Other incomes	6,266	1,600	2,431	4,711	4,364
Finance costs	(1,559)	(1,880)	(2,695)	(3,008)	(2,733)
Profit/(loss) before taxation	63,167	53,414	67,215	166,420	55,164
Taxation	3,344	13,379	16,811	33,106	10,857
Total comprehensive income/(loss)	59,823	40,035	50,404	133,314	44,307
Parent [Member]
Revenues	0		0	0	0
Other incomes	3,323		4,803	152	52
Administrative expenses	(2,243)		(4,163)	(11,474)	(1,025)
Finance costs	(3)		0	0	0
Profit/(loss) before taxation	1,077		640	(11,322)	(973)
Taxation	0		0	0	0
Total comprehensive income/(loss)	1,077		640	(11,322)	(973)

Condensed financial information of Plastec Technologies, Ltd. (Details 2) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash flows from operating activities
Net income/(loss)	59,823	40,035	50,404	133,314	44,307
Changes in operating assets and liabilities:
Net cash provided by operating activities	247,566		216,628	261,640	205,113
Cash flows from investing activities
Net cash used in investing activities	(73,414)		(133,728)	(227,581)	(178,277)
Cash flows from financing activities
Net cash provided by (used in) financing activities	(63,118)		(110,180)	34,176	28,661
Net increase (decrease) in cash and cash equivalents	111,034		(27,280)	68,235	55,497
Cash and cash equivalents at beginning of year	199,818	219,757	219,757	151,304	95,039
Cash and cash equivalents, end of year	309,862		199,818	219,757	151,304
Parent [Member]
Cash flows from operating activities
Net income/(loss)	1,077		640	(11,322)	(973)
Changes in operating assets and liabilities:
Prepaid expenses	574		(272)	(47)	(254)
Deferred offering costs	0		0	0	1,135
Accounts payable and accrued liabilities	1		0	(230)	403
Net cash provided by operating activities	1,652		368	(11,599)	311
Cash flows from investing activities
Investment to subsidiary	0		0	(1)	0
Interest reinvested in trust	0		0	0	(52)
Cash placed in trust	0		0	0	(280,800)
Net cash used in investing activities	0		0	(1)	(280,852)
Cash flows from financing activities
Recapitalization on reverse acquisition	0		0	12,084	0
Repayment of due to shareholder	0		0	0	(975)
Proceeds from due to subsidiaries	0		65,868	148	0
Repayment of due to subsidiaries	(4,005)		0	0	0
Proceeds used in repurchase of shares	(2,840)		(92,026)	0	0
Cash withdrawn from trust account	0		0	280,852	0
Proceeds from sale of warrants in private placementplacement	0		0	0	14,040
Proceeds from initial public offering	0		0	0	280,800
Proceeds used in share redemption	0		0	(227,448)	0
Payment of underwriters discount and offering costs	0		0	0	(12,731)
Net cash provided by (used in) financing activities	(6,845)		(26,158)	65,636	281,134
Net increase (decrease) in cash and cash equivalents	(5,193)		(25,790)	54,036	593
Cash and cash equivalents at beginning of year	28,980	54,770	54,770	734	141
Cash and cash equivalents, end of year	23,787		28,980	54,770	734

Condensed financial information of Plastec Technologies, Ltd. (Details Textual)	8 Months Ended	12 Months Ended
	Dec. 31, 2012 HKD	Apr. 30, 2012 HKD	Apr. 30, 2011 HKD	Apr. 30, 2010 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Nov. 25, 2009 USD ($)	Dec. 31, 2012 Parent [Member] USD ($)	Apr. 30, 2012 Parent [Member] USD ($)	Apr. 30, 2011 Parent [Member] USD ($)
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized					100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued					14,292,228	14,352,903	16,733,196		14,292,228	14,352,903	16,733,192
Common Stock, Shares, Outstanding					14,292,228	14,352,903	16,733,196		14,292,228	14,352,903	16,733,192
Payment Of Management Fees To Related Party	3,200	4,800	0	0